UNAUDITED CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
CASH FLOWS FROM OPERATING ACTIVITIES:
Net Loss	$ (6,639,935)	$ (4,790,597)	$ (18,542,654)	$ (13,830,371)
Adjustments to Reconcile Net Loss to Net Cash Used In Operating Activities:
Depreciation and amortization expense	914,493	375,918	590,691	103,194
Amortization of right-of-use assets	22,507	102,549	23,686	85,696
Bad debt expense	(31,287)	836,300	11,850,788	5,621,938
Provision for extraordinary tax charges		579,387	(578,425)
Shares issued in lieu of cash		96,888	96,888	175,941
Lease expense	235,659	178,893	365,639	210,463
Interest on finance leases	1,765	20,629	2,903	16,467
Stock-based compensation	1,103,200	214,505	577,931	24,401
Deferred income taxes		(1,923)	78,553	780,099
Gain on extinguishment of debt		(1,911,476)	(1,910,967)	(876,894)
Bargain purchase gain		(1,633,842)	(1,440,249)
Change in fair value of the derivative liability		(3,384)	3,384	20,257
Gain on net change in fair value of equity investments	(2,518)	(2,876)	(4,584)	(1,676)
Other income		(928)	(928)
Amortization of debt discounts and accretion of debt				1,619,838
Gain on forgiveness of accrued interest				(127,230)
Changes in assets and liabilities:
Accounts receivable	2,392,104	(1,960,236)	(5,484,213)	(3,073,366)
Accounts receivable - related party	(176,512)	(416,814)	1,457,845	(170,815)
Inventory	(46,301)	(2,299,829)	(890,903)	(485,469)
Prepaid expenses and other assets	(283,932)	(1,856,642)
Prepaid expenses and other current assets - related party	(1,873,513)	(2,312,324)	(913,574)	(375,311)
Loan receivable - related party				4,213,728
Prepaid expenses and other assets			(579,467)	(894,893)
Accounts payable and accrued expenses	(437,391)	206,746	644,838	2,092,104
Accounts payable and accrued expenses - related party	795,471	(112,233)	71,777	(357,681)
Accrued interest	17,531	(194,361)	(115,668)	(913,280)
Lease liabilities	(234,834)	(179,081)	(373,816)	(210,781)
Taxes payable		307,357	(128,801)	(1,107,135)
Other current liabilities	910,885	(783,174)	(1,359,180)	(320,420)
Other liabilities	(550,606)	(1,047,178)	(227,575)	1,338,013
NET CASH USED IN OPERATING ACTIVITIES	(3,883,215)	(16,587,726)	(15,635,999)	(14,870,639)
CASH FLOWS FROM INVESTING ACTIVITIES:
Proceeds from loan receivable	550,565	609,455	806,464	351,474
Cash paid for the acquisition of Cana		(5,230,593)	5,230,593
Loan receivable - related party		(168,469)	168,469
Sale of intangible assets	1,999
Advances for building's acquisition		(1,665,000)	1,665,000
Purchase of intangible assets		(2,678,167)	(6,189,564)	(308,866)
Sale of fixed assets				12,736
Purchase of property and equipment	(345,593)	(1,266,490)	(1,313,195)	(74,207)
Purchase of marketable securities				(2,634)
NET CASH PROVIDED BY (USED IN) INVESTING ACTIVITIES	206,971	(10,399,264)	(13,760,357)	(21,497)
CASH FLOWS FROM FINANCING ACTIVITIES:
Payment of convertible note payable		(100,000)	(100,000)	(525,000)
Payment of related party note payable				(421,373)
Payment of note payable	(814,267)	(1,494,867)	(1,611,774)	(12,479,735)
Proceeds from note payable	434,797	1,059,300	1,057,540	487,098
Payment of related party loan	(7,609)			(4,824,035)
Proceeds from related party loan	15,218			3,625,007
Payment of lines of credit	(19,504,594)	(14,569,517)	(19,532,735)	(20,975,110)
Proceeds from lines of credit	18,831,043	14,218,787	20,193,343	22,354,567
Proceeds from issuance of Series A Preferred Stock				6,000,000
Proceeds from the issuance of common stock	649,039	9,950,037	10,000,017	35,275,573
Proceeds from the exercise of warrants	4,240,977		3,533,741	10,826,000
Payment of loans payable				(1,065,000)
Payments of finance lease liability	(26,408)	(118,847)	(27,786)	(99,906)
Proceeds from loans payable				65,000
Payments for purchase of treasury stock		(100,251)	(100,452)
Payments of financing fees	(391,575)	(442,892)	(717,888)	(3,194,798)
NET CASH PROVIDED BY FINANCING ACTIVITIES	3,426,621	8,401,750	12,694,007	35,048,288
Effect of exchange rate changes on cash	(268,727)	196,161	(214,139)	307,044
NET CHANGE IN CASH	(518,350)	(18,389,079)	(16,916,488)	20,463,196
CASH AT BEGINNING OF YEAR	3,833,195	20,749,683	20,749,683	286,487
CASH AT END OF YEAR	3,314,845	2,360,604	3,833,195	20,749,683
Cash paid during the year:
Interest	198,194	317,449	406,885	588,051
Supplemental Disclosure of Non-Cash Investing and Financing Activities
Conversion of notes payable to common stock				$ 973,420
Deemed dividend upon warrant exchange	6,195,024
Closing of acquisition of Cloudscreen	637,080
Common shares issued for acquisition of customer base		316,081	316,081
Common stock issued to employees	372,303
Common shares issued for acquisition of Cana		$ 138,667	138,667
Common stock issued to consultants	$ 727,570
Deemed dividend reclassified upon elimination of its redemption provision			$ 372,414
Conversion of convertible notes payable to common stock			15,000	386,588
Deemed dividend on warrants upon conversion of convertible debt			$ 7,218,485	$ 32,004,730
Deemed dividend on preferred stock and warrants upon trigger of downround feature				16,669,894
Deemed dividend upon cumulative dividend on preferred stock				372,414
Conversion of Series A preferred stock				5,452,300
Conversion of convertible debt				$ 38,144